PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 2,056
Property, plant and equipment acquired through business combination		€ 165
Additions	228	352
Disposals	(3)	(5)
Depreciation expense	(249)	(246)
Impairment	(42)
Transfer and other changes	(4)	0
Effect of changes in foreign exchange rates	(80)	22
Ending balance	1,906	2,056
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,228
Ending balance	3,260	3,228
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,172)
Ending balance	(1,354)	(1,172)
Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	19
Property, plant and equipment acquired through business combination		0
Additions	0	1
Disposals	0	0
Depreciation expense	(1)	0
Impairment	0
Transfer and other changes	3	0
Effect of changes in foreign exchange rates	(1)	0
Ending balance	20	19
Land and Property Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	35
Ending balance	35	35
Land and Property Rights | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(16)
Ending balance	(15)	(16)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	366
Property, plant and equipment acquired through business combination		40
Additions	20	22
Disposals	0	0
Depreciation expense	(27)	(27)
Impairment	(6)
Transfer and other changes	38	28
Effect of changes in foreign exchange rates	(12)	4
Ending balance	379	366
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	527
Ending balance	559	527
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(161)
Ending balance	(180)	(161)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,451
Property, plant and equipment acquired through business combination		120
Additions	76	81
Disposals	(3)	(5)
Depreciation expense	(211)	(208)
Impairment	(28)
Transfer and other changes	139	203
Effect of changes in foreign exchange rates	(63)	16
Ending balance	1,361	1,451
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,407
Ending balance	2,473	2,407
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(956)
Ending balance	(1,112)	(956)
Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	203
Property, plant and equipment acquired through business combination		4
Additions	129	245
Disposals	0	0
Depreciation expense	0	0
Impairment	(8)
Transfer and other changes	(189)	(242)
Effect of changes in foreign exchange rates	(3)	2
Ending balance	132	203
Construction Work in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	213
Ending balance	145	213
Construction Work in Progress | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(10)
Ending balance	(13)	(10)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17
Property, plant and equipment acquired through business combination		1
Additions	3	3
Disposals	0	0
Depreciation expense	(10)	(11)
Impairment	0
Transfer and other changes	5	11
Effect of changes in foreign exchange rates	(1)	0
Ending balance	14	17
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	46
Ending balance	48	46
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(29)
Ending balance	(34)	(29)
Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,666
Previously stated | Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		18
Previously stated | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		217
Previously stated | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,227
Previously stated | Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		194
Previously stated | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		10
Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		102
Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16 | Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0
Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16 | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		82
Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16 | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		17
Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16 | Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0
Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16 | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		3
Restated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,056	1,768
Ending balance		2,056
Restated | Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	19	18
Ending balance		19
Restated | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	366	299
Ending balance		366
Restated | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,451	1,244
Ending balance		1,451
Restated | Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	203	194
Ending balance		203
Restated | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 17	13
Ending balance		€ 17